UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)        Included Tailored Shareholder Report

PLUS Korea Defense Industry Index ETF

(KDEF) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about PLUS Korea Defense Industry Index ETF for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://plusetf.com/investor-materials. You can also request this information by contacting us at 855-900-0030.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PLUS Korea Defense Industry Index ETF	$38	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$156,752,874
Number of Portfolio Holdings	20
Total Advisory Fee Paid	$459,301
Portfolio Turnover Rate	50%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Health Care	2.3%
Materials	4.1%
Technology	5.5%
Consumer Discretionary	10.5%
Industrials	76.5%

Top 10 Holdings (% of net assets)

Table Summary
Hanwha Aerospace Company Ltd.	18.5%
Hyundai Rotem Company Ltd.	16.9%
LIG Defense&Aerospace Company Ltd.	5.8%
HD Hyundai Heavy Industries Company Ltd.	4.7%
Korea Aerospace Industries Ltd.	4.5%
Firstec Company Ltd.	4.5%
Poongsan Corporation	4.1%
Hanwha Systems Company Ltd.	4.1%
SNT Dynamics Company Ltd.	4.0%
Samhyun Company Ltd.	3.6%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://plusetf.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-KDEF

PLUS Korea Manufacturing Core Alliance Index ETF

(KMCA) NYSE Arca, Inc.

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about PLUS Korea Manufacturing Core Alliance Index ETF for the period of May 6, 2026 to May 31, 2026. You can find additional information about the Fund at https://plusetf.com/investor-materials. You can also request this information by contacting us at 855-900-0030.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)Footnote Reference*

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PLUS Korea Manufacturing Core Alliance Index ETF	$5	0.65%Footnote Reference**
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on May 6, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote**	Annualized

Fund Statistics

Table Summary
Net Assets	$2,579,905
Number of Portfolio Holdings	35
Total Advisory Fee Paid	$624
Portfolio Turnover Rate	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.9%
Energy	1.4%
Materials	1.4%
Consumer Discretionary	11.3%
Industrials	29.4%
Technology	54.6%

Top 10 Holdings (% of net assets)

Table Summary
Samsung Electro-Mechanics Company Ltd.	14.9%
SK Hynix, Inc.	11.9%
Samsung Electronics Company Ltd.	7.9%
Daeduck Electronics Company Ltd. / New	6.5%
IsuPetasys Company Ltd.	3.7%
Samsung SDI Company Ltd.	3.6%
Hanmi Semiconductor Company Ltd.	3.2%
Rainbow Robotics	2.7%
Hyundai Motor Company	2.7%
HD Hyundai Heavy Industries Company Ltd.	2.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://plusetf.com/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-KMCA

(b)        Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) Included Long Form Financial Statements

EXCHANGE LISTED FUNDS TRUST

PLUS KOREA DEFENSE INDUSTRY INDEX ETF (KDEF)

PLUS KOREA MANUFACTURING CORE ALLIANCE INDEX ETF (KMCA)

Semi-Annual Financial Statements and Other Information

May 31, 2026
(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS May 31, 2026

Financial Statements (Form N-CSRS, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-900-0030

•   https://plusetf.com/investor-materials

i

PLUS KOREA DEFENSE INDUSTRY INDEX ETF SCHEDULE OF INVESTMENTS May 31, 2026 (Unaudited)
	Shares	Fair Value
Common Stocks — 98.9%
South Korea — 98.9%
Consumer Discretionary — 10.5%
Hyundai Wia Corporation	93,162	$5,625,575
SNT Dynamics Company Ltd.	216,555	6,207,814
SNT Motiv Company Ltd.	233,819	4,639,143
		16,472,532
Health Care — 2.3%
Samyang Comtech Company Ltd.(a)	644,462	3,626,435

Industrials — 76.5%*
Firstec Company Ltd.(a)	1,133,668	7,018,661
Hanwha Aerospace Company Ltd.	37,220	28,970,843
Hanwha Ocean Company Ltd.(a)	62,229	5,091,464
Hanwha Systems Company Ltd.	91,672	6,387,233
HD Hyundai Heavy Industries Company Ltd.	16,093	7,432,467
HJ Shipbuilding & Construction Company Ltd.(a)	344,008	4,691,018
Hyundai Rotem Company Ltd.	198,887	26,461,077
Korea Aerospace Industries Ltd.	63,508	7,092,499
LIG Defense&Aerospace Company Ltd.	17,116	9,097,489
MNC Solution Company Ltd.	78,351	3,888,955
Samhyun Company Ltd.	166,273	5,638,056
SK oceanplant Company Ltd.(a)	389,563	4,397,124
Woori Technology, Inc.(a)	366,769	3,701,763
		119,868,649
Materials — 4.1%
Poongsan Corporation	120,649	6,420,737
	Shares	Fair Value
Technology — 5.5%
Satrec Initiative Company Ltd.	46,617	$4,135,828
Sphere Corporation(a)	173,202	4,476,588
		8,612,416
Total South Korea		155,000,769
Total Common Stocks (Cost $142,346,305)		155,000,769
Total Investments — 98.9% (Cost $142,346,305)		155,000,769
Other Assets in Excess of Liabilities — 1.1%		1,752,105
Total Net Assets — 100.0%		$156,752,874

LTD    -  Limited Company

(a)    Non-income producing security.

*   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying notes to financial statements.

PLUS KOREA DEFENSE INDUSTRY INDEX ETF SUMMARY OF INVESTMENTS May 31, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	76.5%
Consumer Discretionary	10.5%
Technology	5.5%
Materials	4.1%
Health Care	2.3%
Total Common Stocks	98.9%
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1%
Total Net Assets	100.0%

See accompanying notes to financial statements.

PLUS KOREA MANUFACTURING CORE ALLIANCE INDEX ETF SCHEDULE OF INVESTMENTS May 31, 2026 (Unaudited)
	Shares	Fair Value
Common Stocks — 98.1%
South Korea — 98.1%
Consumer Discretionary — 11.3%
Hyosung Heavy Industries Corporation	26	$63,576
Hyundai Motor Company	145	69,565
LG Energy Solution Ltd.(a)	212	64,430
Samsung SDI Company Ltd.(a)	206	94,047
		291,618
Energy — 1.4%
L&F Company Ltd.(a)	321	35,849

Industrials — 29.4%*
Doosan Enerbility Company Ltd.(a)	706	49,471
Doosan Robotics, Inc.(a)	345	24,381
Hanwha Aerospace Company Ltd.	74	57,599
Hanwha Engine(a)	1,064	45,328
Hanwha Ocean Company Ltd.(a)	695	56,864
Hanwha Systems Company Ltd.	404	28,148
HD Hyundai Electric Company Ltd.	90	62,886
HD Hyundai Heavy Industries Company Ltd.	140	64,658
HD-Hyundai Marine Engine(a)	401	18,919
Hyundai Engineering & Construction Company Ltd.	164	15,998
Hyundai Rotem Company Ltd.	439	58,407
Korea Aerospace Industries Ltd.	281	31,382
LIG Defense&Aerospace Company Ltd.	38	20,198
LS Electric Company Ltd.	387	62,018
Rainbow Robotics(a)	152	70,806
Robotis Company Ltd.(a)	229	49,462
Samsung Heavy Industries Company Ltd.(a)	2,273	42,157
		758,682
Materials — 1.4%
POSCO Chemical Company Ltd.	226	36,817
	Shares	Fair Value
Technology — 54.6%*
Clobot Company Ltd.(a)	1,053	$30,745
Daeduck Electronics Company Ltd./New	1,323	167,592
Ecopro Materials Company Ltd.(a)	347	14,322
Hanmi Semiconductor Company Ltd.	439	82,149
HPSP Company Ltd.	1,233	39,804
ISC Company Ltd.	216	29,024
IsuPetasys Company Ltd.	1,122	96,193
PSK, Inc.	315	20,589
Samsung Electro-Mechanics Company Ltd.	272	383,904
Samsung Electronics Company Ltd.	964	202,779
SK Hynix, Inc.	199	308,074
WONIK IPS Company Ltd.	467	32,848
		1,408,023
Total South Korea		2,530,989
Total Common Stocks (Cost $2,397,907)		2,530,989
Total Investments — 98.1% (Cost $2,397,907)		2,530,989
Other Assets in Excess of Liabilities — 1.9%		48,916
Total Net Assets — 100.0%		$2,579,905

LTD    -  Limited Company

(a)    Non-income producing security.

*   More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying notes to financial statements.

PLUS KOREA MANUFACTURING CORE ALLIANCE INDEX ETF SUMMARY OF INVESTMENTS May 31, 2026 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	54.6%
Industrials	29.4%
Consumer Discretionary	11.3%
Materials	1.4%
Energy	1.4%
Total Common Stocks	98.1%
Total Investments	98.1%
Other Assets in Excess of Liabilities	1.9%
Total Net Assets	100.0%

See accompanying notes to financial statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES May 31, 2026 (Unaudited)
	PLUS Korea Defense Industry Index ETF	PLUS Korea Manufacturing Core Alliance Index ETF
Assets
Investments, at value	$155,000,769	$2,530,989
Cash	1,810,924	48,906
Dividend and interest receivable	4,517	634
Tax reclaims receivable	35,325	—
Total Assets	156,851,535	2,580,529

Liabilities
Advisory fee payable	98,661	624
Total Liabilities	98,661	624
Net Assets	$156,752,874	$2,579,905

Net Assets consist of:
Paid-in capital	$139,024,429	$2,442,421
Accumulated earnings	17,728,445	137,484
Net Assets	$156,752,874	$2,579,905

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,130,000	110,000
Net Asset Value, Offering and Redemption Price Per Share	$50.08	$23.45
Investments, at cost	$142,346,305	$2,397,907

See accompanying notes to financial statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS For the Period Ended May 31, 2026 (Unaudited)
	PLUS Korea Defense Industry Index ETF	PLUS Korea Manufacturing Core Alliance Index ETF(a)
Investment Income
Dividend income	$754,517	$298
Less foreign taxes withheld	(124,034)	(66)
Interest income	29,785	408
Total Investment Income	660,268	640

Expenses
Advisory fees	459,301	624
Total Expenses	459,301	624
Net Investment Income (Loss)	200,967	16

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	6,653,312	1,475
Foreign currency transactions	(270,111)	2,912
	6,383,201	4,387
Net Change in Unrealized Gain (Loss) on:
Investments	5,577,668	133,082
Foreign currency translations	(428)	(1)
	5,577,240	133,081
Net Realized and Unrealized Gain (Loss) on Investments	11,960,441	137,468
Net Increase (Decrease) in Net Assets Resulting From Operations	$12,161,408	$137,484

(a)         For the period May 6, 2026 (commencement of operations) to May 31, 2026.

See accompanying notes to financial statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS May 31, 2026
	PLUS Korea Defense Industry Index ETF		PLUS Korea Manufacturing Core Alliance Index ETF
	Six Months Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)	Period Ended May 31, 2026(b) (Unaudited)
Operations
Net investment income (loss)	$200,967	$(61,844)	$16
Net realized gain (loss) on investments	6,383,201	3,233,023	4,387
Net change in unrealized gain (loss) on investments	5,577,240	7,076,766	133,081
Net Increase (Decrease) in Net Assets Resulting From Operations	12,161,408	10,247,945	137,484

Distributions to Shareholders	(4,680,908)	—	—

Capital Share Transactions
Proceeds from shares sold	97,778,823	47,101,511	2,442,421
Cost of shares redeemed	(5,855,905)	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	91,922,918	47,101,511	2,442,421
Net Increase (Decrease) in Net Assets	99,403,418	57,349,456	2,579,905

Net Assets
Beginning of period	$57,349,456	$—	$—
End of period	$156,752,874	$57,349,456	$2,579,905

Change in Share Transactions
Shares sold	1,810,000	1,420,000	110,000
Shares redeemed	(100,000)	—	—
Net Increase (Decrease) in Shares Outstanding	1,710,000	1,420,000	110,000

(a)         For the period February 4, 2025 (commencement of operations) to November 30, 2025.

(b)         For the period May 6, 2026 (commencement of operations) to May 31, 2026.

See accompanying notes to financial statements.

PLUS KOREA DEFENSE INDUSTRY INDEX ETF FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period Presented)	Six Months Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)
Net asset value, beginning of period	$40.39	$20.76

Investment operations:
Net investment income (loss)(b)	0.08	(0.07)
Net realized and unrealized gain (loss) on investments	12.57	19.70
Total from investment operations	12.65	19.63

Distributions to shareholders from:
Net investment income	(0.74)	—
Net realized gains	(2.22)	—
Total distributions	(2.96)	—

Net asset value, end of period	$50.08	$40.39
Net Asset Value, Total Return	32.43%(c)	94.56%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$156,753	$57,349

Ratios to Average Net Assets:
Expenses	0.65%(d)	0.65%(d)
Net investment income (loss)	0.28%(d)	(0.20)%(d)
Portfolio turnover rate(e)	50%(c)	39%(c)

(a)         For the period February 4, 2025 (commencement of operations) to November 30, 2025.

(b)         Per share amounts calculated using average shares method.

(c)         Not Annualized for periods less than one year.

(d)         Annualized for periods less than one year.

(e)         Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying notes to financial statements.

PLUS KOREA MANUFACTURING CORE ALLIANCE INDEX ETF FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period Presented)	Period Ended May 31, 2026(a) (Unaudited)
Net asset value, beginning of period	$22.55

Investment operations:
Net investment income (loss)(b)	—
Net realized and unrealized gain (loss) on investments	0.90
Total from investment operations	0.90

Net asset value, end of period	$23.45
Net Asset Value, Total Return	3.99%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,580

Ratios to Average Net Assets:
Expenses	0.65%(d)
Net investment income (loss)	0.02%(d)
Portfolio turnover rate(e)	0%(c)

(a)         For the period May 6, 2026 (commencement of operations) to May 31, 2026.

(b)         Per share amounts calculated using average shares method.

(c)         Not Annualized for periods less than one year.

(d)         Annualized for periods less than one year.

(e)         Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying notes to financial statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS May 31, 2026 (Unaudited)

NOTE 1.   ORGANIZATION

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

PLUS Korea Defense Industry Index ETF

PLUS Korea Manufacturing Core Alliance Index ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Each Fund is a passively managed exchange-traded fund (“ETF”).

The PLUS Korea Defense Industry Index ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Korea Defense Industry Index. The Fund commenced operations on February 4, 2025.

The PLUS Korea Manufacturing Core Alliance Index ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Akros Korea Manufacturing Core Alliance Index. The Fund commenced operations on May 6, 2026.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

NOTE 2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b)    Segment Reporting

In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, Exchange Traded Concepts, LLC, each Fund’s investment adviser (the “Adviser”), reviewed each Fund in the Trust, evaluated its business activities and determined that each Fund operates as a single reportable operating segment.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of each Fund’s daily operations and financial reporting. Through these committees, the CODM manages each Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds.

(c)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•       Level 1 — Quoted prices in active markets for identical assets.

•       Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•       Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, equities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of May 31, 2026, for each Fund based upon the three levels defined above:

PLUS Korea Defense Industry Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$155,000,769	$—	$—	$155,000,769
Total	$155,000,769	$—	$—	$155,000,769

PLUS Korea Manufacturing Core Alliance Index ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,530,989	$—	$—	$2,530,989
Total	$2,530,989	$—	$—	$2,530,989

*   See Schedule of Investments for additional detailed categorizations.

(d)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(e)    Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

(f)     Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of May 31, 2026, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(g)    Distributions to Shareholders

Each Fund distributes its net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

NOTE 3.   TRANSACTIONS WITH AFFILIATES AND OTHER SERVICING AGREEMENTS

(a)    Investment Advisory and Administrative Services

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, the selection and ongoing monitoring of the securities in each Fund’s portfolio, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of average daily net assets of each Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”).

Hanwha Asset Management Co., Ltd. is the index provider (“Index Provider”) to each Fund and acts as each Fund’s sponsor. The Adviser has entered into an arrangement with the Index Provider pursuant to which the Adviser is permitted to use each Fund’s index. The Adviser is sub-licensing rights to the indexes to each Fund at no charge. In connection with an arrangement between the Adviser, ETC Platform Services and the Index Provider, the Index Provider has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Index Provider is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Index Provider does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to any Fund.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of such Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c)    Other Servicing Agreements

Ultimus Fund Solutions, LLC provides administration and fund accounting services to the Trust pursuant to a master servicing agreement. Brown Brothers Harriman & Co. serves as each Fund’s custodian and transfer agent pursuant to a custodian and transfer agent agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

NOTE 4.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended May 31, 2026, were as follows:

	Purchases	Sales
PLUS Korea Defense Industry Index ETF	$151,518,920	$65,770,249
	Purchases	Sales
PLUS Korea Manufacturing Core Alliance Index ETF	$2,397,907	$—

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

Purchases and sales of in-kind transactions for the six months ended May 31, 2026, were as follows:

	Purchases	Sales
PLUS Korea Defense Industry Index ETF	$—	$—
	Purchases	Sales
PLUS Korea Manufacturing Core Alliance Index ETF	$—	$—

NOTE 5.   CAPITAL SHARE TRANSACTIONS

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of shares (each a “Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transaction costs.

NOTE 6.   PRINCIPAL RISKS

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk: Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Non-Diversification Risk. Each Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Defense Companies Risk (PLUS Korea Defense Industry Index ETF). Defense companies are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. In addition, companies involved in the defense industry are also subject to order cancellations, excess capacity, fuel price hikes, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns. Defense companies rely heavily on government demand for their products and services. As a result, these companies could be adversely impacted by future reductions or changes in government spending. Such government spending on defense is not generally correlated with economic cycles, but rather with general political support for this type of spending. There is no assurance that future levels of spending on defense will increase or that such spending will not decrease in the future.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

South Korea Risk. The Funds invests a significant portion of its assets in securities of South Korean issuers and is therefore subject to certain risks specifically associated with investments in the securities of South Korean issuers. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy. This includes risks associated with the economic, market, regulatory, political, natural disasters and local risks of the Asia-Pacific region, which are heightened as compared to a fund with a more geographically diversified portfolio. The region has historically been highly dependent on global trade with nations (especially the United States and other Asian countries) taking strong roles in both the importing and exporting of goods, any reduction in this trading may have an adverse impact on the Fund’s investments. In addition, South Korea has privatized, or has begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur. Lastly, North and South Korea each have substantial military capabilities, and historical tensions between the two present the ongoing risk of war. Recent incidents involving the North Korean military have heightened tensions between North and South Korea. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and its securities markets.

Manufacturing Companies Risk (PLUS Korea Manufacturing Core Alliance Index ETF). Companies involved in manufacturing or manufacturing-related activities face a number of risks, including supply chain and distribution disruptions, business interruptions, obsolescence, third-party vendor risks, cyber attacks, trade disputes, product recalls, liability claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The performance of such companies may also be affected by technological developments, labor relations, legislative and regulatory changes, government spending policies, and changes in domestic and international economies.

Trading Risk: Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued) May 31, 2026 (Unaudited)

NOTE 7.   FEDERAL INCOME TAX

As of the tax period ended November 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)	Capital Loss Carryforwards	Unrealized appreciation on Investments	Distributable Earnings (Loss)
PLUS Korea Defense Industry Index ETF	$4,006,589	$—	$—	$6,241,356	$10,247,945

At May 31, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized appreciation on Investments
PLUS Korea Defense Industry Index ETF	$142,346,305	$25,240,263	$(12,585,799)	$12,654,464
PLUS Korea Manufacturing Core Alliance Index ETF	$2,397,907	$291,782	$(158,701)	$133,081

NOTE 8.   RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

NOTE 9.   EVENTS SUBSEQUENT TO FISCAL PERIOD END

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (FORM N-CSRS, ITEMS 8-11) (Unaudited) May 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT — KMCA

At a meeting held on March 23, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the PLUS Korea Manufacturing Core Alliance Index ETF (“KMCA” or the “Fund”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of ETC’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the investment advisory agreement between the Trust, on behalf of KMCA and ETC (the “Agreement”), the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration: (i) the nature, extent, and quality of the services to be provided by ETC; (ii) ETC’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC or its affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for KMCA reflects economies of scale to be shared with shareholders; and (v) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC at the Meeting related to the Agreement with respect to KMCA, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that would perform services for KMCA and their background and experience; a review of the financial condition of ETC; information regarding risk management processes and liquidity management; the compliance policies and procedures of ETC; and the independent reports prepared by Institutional Shareholder Services ("ISS") analyzing the unitary fee to be paid by KMCA and its estimated total expense ratio as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (FORM N-CSRS, ITEMS 8-11) (Unaudited) (Continued) May 31, 2026

With respect to the nature, extent, and quality of the services to be provided to KMCA, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of KMCA. The Board noted that ETC’s responsibilities would include, among other things, implementing and maintaining KMCA’s portfolio consistent with the strategies described in the Fund prospectus, trading portfolio securities and other investment instruments on behalf of KMCA, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to KMCA. The Board noted that it had been provided with ETC’s registration form on Form ADV and ETC’s response to a detailed series of questions, which included a description of ETC’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs outside of the Trust.

The Board also considered services to be provided to KMCA by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for KMCA to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to KMCA’s business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for KMCA’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to KMCA by ETC.

Performance. Because KMCA is new and has not commenced operations, the Board noted that there were no historical performance records to consider.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC for its services to KMCA under the Agreement. The Board reviewed the report provided by ISS, an independent third party, comparing KMCA’s advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that KMCA would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest.

The Board found that KMCA’s proposed rate of 0.65% while higher than the mean of net management fees of the peer group is within the range of fees of the peer group and not the highest. The Board considered that ISS’s selection criteria reflect that the Fund was compared against index-tracking ETFs that focus on disruptive artificial intelligence (“AI”), AI semiconductor, defense, robotics & humanoid industries or the South Korea region.

The Board noted that ETC under the unitary fee arrangement will be responsible for compensating KMCA’s other service providers and paying the other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with KMCA, and reviewed the profitability analysis from ETC for the Fund. The Board considered the risks borne by ETC associated with providing services to KMCA, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of KMCA. In light of this information, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be rendered.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION (FORM N-CSRS, ITEMS 8-11) (Unaudited) (Continued) May 31, 2026

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of KMCA as assets grow in size, noting however that for the initial term of the Agreement with respect to KMCA that the Fund was not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreement.

Conclusion. The Board, having requested and received such information from ETC as it believed reasonably necessary to evaluate the terms of the Agreement and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to KMCA. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreement was in the best interests of KMCA and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of KMCA; rather, the Board based its determination on the total mix of information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for each Fund.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-900-0030

•   https://plusetf.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable to open-end management investment companies.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: July 29, 2026	Principal Executive Officer/President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski,
Date: July 29, 2026	Principal Executive Officer/President

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: July 29, 2026	Principal Financial Officer/Treasurer